Acquistion of Delaware Bancshares, Inc. (Nonrecurring Adjustments) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Professional Fees [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Acquisition Related Costs	$ 1,602
Data Processing Related [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Acquisition Related Costs	638
Other Acquisition-Related Costs [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Combination, Acquisition Related Costs	$ 810